OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
OTHER EQUITY INSTRUMENTS (Details) - Schedule of Other Equity Instruments [Line Items]
Beginning Balance	£ 3,217		£ 3,217	£ 3,217
Issued in the year:
Notes Issued	1,648
Ending Balance	4,865		£ 3,217	£ 3,217
£500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities [member]
Issued in the year:
Notes Issued	496
US$1,500 million Fixed Rate Reset Additional Tier 1 Perpetual Subordinated Permanent Write-Down Securities [member]
Issued in the year:
Notes Issued	£ 1,152	$ 1,500